Disclosure - Deferred Purchase Consideration (Details Narrative)	1 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Share issued for acquisition, installments | $			$ 1,009,981
Virtual Generation bonus earnout | $			(561,351)
Virtual Generation [Member]
Debt Instrument [Line Items]
Promissory note payable		€ 3,803,000
Total payments		€ 1,435,200
Number of payments	23	23
Monthly installments		€ 62,400
Share issued for acquisition		846,600
Share issued for acquisition, installments | $	$ 49,800
Virtual Generation bonus earnout | $			561,500
Additional earnout earned | $			$ 336,810
Shares issued | shares			79,641
Share price | $ / shares			$ 4.23
Virtual Generation [Member] | Related Party [Member]
Debt Instrument [Line Items]
Promissory note payable		1,521,200
Virtual Generation [Member] | Non Related Party [Member]
Debt Instrument [Line Items]
Promissory note payable		€ 2,281,800